Report for the Quarter Ended: September 30, 2009

Check here if Amendment []; Amendment Number:
This Amendment (check only one.):	[] is a restatement
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
		Name:			Premier Asset Management
		Address:		111 South Wacker Dr., Suite 4940
					Chicago, IL 60606
		13F File Number:

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Joseph Seminetta
Title:		President
Phone:		312.727.0273
Signature,		Place,		and Date of Signing:
Joseph Seminetta	Chicago, IL	November 13, 2009
Report Type (Check only one.):
	[X] 13F Holdings Report
	[] 13F Notice
	[] 13F Combination Report

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FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers:	0
Form 13F Information Table Entry Total:	39
Form 13F Information Table Value Total:	$200,873,000.00

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD SPON ADR               COM              000375204     6618        330250 SH       Sole                   330250
AGNICO-EAGLE MINES LTD.        COM              008474108     3206         47250 SH       Sole                    47250
AMAZON INC                     COM              023135106     6122         65575 SH       Sole                    65575
AMPHENOL CORP                  COM              032095101     6310        167450 SH       Sole                   167450
AT&T CORP COM NEW              COM              00206r102     3862        142966 SH       Sole                   142966
BP PLC SPONSORED ADR           COM              055622104     3692         69350 SH       Sole                    69350
CHEMICAL & MINING CO OF CHILE  COM              833635105     6748        172450 SH       Sole                   172450
CHINA UNICOM HONG KONG LIMITED COM              16945R104     5869        412150 SH       Sole                   412150
CIENA CORPORATION              COM              171779309     3854        236750 SH       Sole                   236750
CME GROUP INC                  COM              12572q105     1911          6201 SH       Sole                     6201
COMPANHIA VALE DO RIO DOCE ADR COM              91912e105     7013        303200 SH       Sole                   303200
DELL INC COM                   COM              24702R101     4792        314050 SH       Sole                   314050
EMC CORPORATION (MA)           COM              268648102     7062        414450 SH       Sole                   414450
ENSCO INTERNATIONAL            COM              26874q100     6592        154950 SH       Sole                   154950
EXPRESS SCRIPTS INC            COM              302182100     4744         61150 SH       Sole                    61150
FIRST TRUST INDIA GROWTH PORT  COM              30272n115      248         40675 SH       Sole                    40675
FLUOR                          COM              343412102     5258        103410 SH       Sole                   103410
FREEPORT-MCMORAN COP&G CL B    COM              35671D857     2774         40435 SH       Sole                    40435
GILEAD SCIENCES INC COM        COM              375558103     3970         85385 SH       Sole                    85385
GOLDMAN SACHS GROUP COM        COM              38141g104     6816         36975 SH       Sole                    36975
GOOGLE INC                     COM              38259p508     6880         13875 SH       Sole                    13875
ICAD INC                       COM              44934S107      303        140800 SH       Sole                   140800
ISHARES MSCI JAPAN INDEX FUND  COM              464286848     5813        584800 SH       Sole                   584800
ISHARES MSCI SOUTH KOREA INDEX COM              464286772     6553        138300 SH       Sole                   138300
LINCOLN NTL CORP IND           COM              534187109     8632        333150 SH       Sole                   333150
MCAFEE INC                     COM              579064106     5625        128450 SH       Sole                   128450
MERCADOLIBRE INC               COM              58733r102     4350        113111 SH       Sole                   113111
MONSANTO COMPANY               COM              61166w101     4700         60725 SH       Sole                    60725
MORGAN STANLEY CHINA           COM              617468103     2663         82716 SH       Sole                    82716
NASDAQ 100 TR UNIT SER 1       COM              73935a104      620         14675 SH       Sole                    14675
NATIONAL OILWELL VARCO         COM              637071101     6328        146725 SH       Sole                   146725
NETFLIX INC                    COM              64110l106     6388        138350 SH       Sole                   138350
NORTHERN TRUST CORP            COM              665859104     1437         24710 SH       Sole                    24710
PFIZER INC COM                 COM              717081103      323         19500 SH       Sole                    19500
PHILLIP MORRIS INTL            COM              718172109     5967        122425 SH       Sole                   122425
POWERSHARES DB AGRICULTURE FUN COM              73936b408     4361        171280 SH       Sole                   171280
PRICELINE.COM INC NEW          COM              741503403     4742         28600 SH       Sole                    28600
ROSS STORES INC                COM              778296103     6424        134475 SH       Sole                   134475
SPDR TR UNIT SER 1             COM              78462f103      761          7210 SH       Sole                     7210
VISA INC                       COM              92826c839     6503         94100 SH       Sole                    94100
VMWARE INC                     COM              928563402     7938        197600 SH       Sole                   197600
XTO ENERGY                     COM              98385X106     6101        147650 SH       Sole                   147650